INCOME TAX - Reconciliation between total expenses of income tax and tax expense - General information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2027 item	Dec. 31, 2026 item	Dec. 31, 2025 item	Dec. 31, 2024 COP ($) item	Dec. 31, 2023 COP ($) item	Dec. 31, 2022 COP ($) item
Disclosure of income tax [line items]
Applicable tax rate (as a percent)				40.00%	40.00%	38.00%
Individual value of Tax Value Unit | $				$ 47,065	$ 42,412	$ 38,004
Probability percentage of industry and commerce tax paid				100.00%	100.00%
Dividend withholding tax rate				10.00%	10.00%
Bottom of range
Disclosure of income tax [line items]
Required percentage of increase in net income tax to get audit benefit				25.00%
Top of range
Disclosure of income tax [line items]
Required percentage of increase in net income tax to get audit benefit				35.00%
COLOMBIA
Disclosure of income tax [line items]
Applicable tax rate (as a percent)				35.00%	35.00%	35.00%
Tax value unit (UVT)				120,000	120,000	120,000
Tax rate of special free zone				20.00%	20.00%	20.00%
COLOMBIA | Forecast
Disclosure of income tax [line items]
Applicable tax rate (as a percent)	35.00%	35.00%	35.00%
Tax value unit (UVT)	120,000	120,000	120,000
COLOMBIA | Surcharge
Disclosure of income tax [line items]
Applicable tax rate (as a percent)				5.00%	5.00%	3.00%
COLOMBIA | Surcharge | Forecast
Disclosure of income tax [line items]
Applicable tax rate (as a percent)	5.00%	5.00%	5.00%
COLOMBIA | Capital gain Tax
Disclosure of income tax [line items]
Applicable tax rate (as a percent)				15.00%	15.00%
PANAMA
Disclosure of income tax [line items]
Applicable tax rate (as a percent)				25.00%	25.00%	25.00%
PERU
Disclosure of income tax [line items]
Applicable tax rate (as a percent)				29.50%	29.50%	29.50%
BARBADOS
Disclosure of income tax [line items]
Applicable tax rate (as a percent)				4.25%	4.25%	4.25%